Taxation (Tables)	9 Months Ended
Sep. 30, 2024
Taxation [Abstract]
Schedule of Income Tax Provision	The income tax provision consisted of the following components:
	For the nine months ended September 30,
	2023	2024
Current income tax expense	$1,976	$1,663
Deferred income tax benefit	(991)	(732)
Total income tax expense	$985	$931

Schedule of Provision for Income Taxes and the Provision at the PRC, Mainland Statutory Rate	A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:
	For the nine months ended September 30,
	2023	2024
Loss before income tax expense	$(3,688)	$(60,642)
Computed income tax benefit with statutory tax rate	(922)	(15,161)
Additional deduction for research and development expenses	(345)	(362)
Tax effect of preferred tax rate	358	15,203
Tax effect of favorable tax rates on small-scale and low-profit entities	(3)	(49)
Tax effect of tax relief	(1)	(1)
Tax effect of non-deductible items	55	(53)
Tax effect of expired tax attribute carryforwards	166	523
Tax effect of deferred tax effect of tax rate change	(40)	-
Changes in valuation allowance	1,717	831
Income tax expense	$985	$931

Schedule of Deferred Tax Assets	As of December 31, 2023 and September 30, 2024, the significant components of the deferred tax assets are summarized below:
	December 31,	September 30,
	2023	2024
Deferred tax assets:
Temporary difference in accounts receivable recognition	$5,727	$5,794
Temporary difference in research and development costs	3,187	3,199
Accrued expense	402	407
Net operating loss carried forward	10,841	11,956
Share-based compensation	76	249
Allowance for credit losses	3,585	4,081
Total deferred tax assets	23,818	25,686
Valuation allowance	(11,820)	(12,796)
Deferred tax assets, net of valuation allowance	$11,998	$12,890

Schedule of Changes in Valuation Allowance	Changes in valuation allowance are as follows:
	December 31,	September 30,
	2023	2024
Balance at the beginning of the period	$7,577	$11,820
Additions	4,459	838
Foreign currency translation adjustments	(216)	138
Balance at the end of the period	$11,820	$12,796

Schedule of Net Operating Loss Carryforwards	As of September 30, 2024, net operating loss carryforwards will expire, if unused, in the following amounts:
2025	$4,894
2026	5,203
2027	17,397
2028	14,291
2029	7,074
Indefinite	18,067
Total	$66,926